2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details Narrative)	12 Months Ended
Dec. 31, 2013
Option [Member]
Potentially dilutive securities	278,750
Warrant [Member]
Potentially dilutive securities	12,373,156